GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2023
Capitalized Software [Member]
Weighted-Average Amortization period Asset	3 years 2 months 12 days
Customer Relationships [Member]
Weighted-Average Amortization period Asset	4 years 8 months 12 days